Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows
The allocation of the purchase price to the fair value of the net assets acquired is as follows:

2022
Total current assets, including cash acquired of Ps. 104	Ps. 615
Total non-current assets	972
Distribution rights	894
Total assets	2,481
Total liabilities	(731)
Net assets acquired	1,750
Goodwill arising on acquisition	197
Total consideration transferred	Ps. 1,947
Amount to be paid	(186)
Net payment on acquisition date	Ps. 1,761
Cash acquired of CVI	(104)
Net cash paid	Ps. 1,657